Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Fair value of assets	$ 10	$ 60
Fair value of liabilities	(89)	(4)
Forward contracts
Derivatives, Fair Value [Line Items]
Fair value of assets	10
Fair value of liabilities	(74)
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair value of assets	0	55
Fair value of liabilities	(84)	(2)
Designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of assets	0	46
Designated as hedging instrument | Forward contracts | Other non-current assets
Derivatives, Fair Value [Line Items]
Fair value of assets	0	2
Designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	(66)	(2)
Designated as hedging instrument | Forward contracts | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	(3)	0
Designated as hedging instrument | Currency collars | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of assets	0	7
Designated as hedging instrument | Currency collars | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	(15)	0
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Fair value of assets	10	5
Fair value of liabilities	(5)	(2)
Not designated as hedging instrument | Forward contracts | Other current assets
Derivatives, Fair Value [Line Items]
Fair value of assets	10	5
Not designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivatives, Fair Value [Line Items]
Fair value of liabilities	$ (5)	$ (2)